Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information about Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables

	December 31, 2022	December 31, 2021

Trade payables	48,261	59,417
Payables to third-party sellers on the marketplace platform	41,475	22,215
Payroll payables, including related taxes	3,537	1,100
Payables under the reverse factoring arrangements	1,683	6,874
Other payables	85	185

Total	95,041	89,791

out of which:
Current	94,749	89,273
Non-current	292	518